Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Company's Commitments

The Company’s commitments as of December 31, 2014 were as follows:

	Total	2015	2016	2017	2018	2019	Thereafter
Operating leases	199	47	34	27	21	13	57
Purchase obligations	391	362	15	6	5	3	—
of which:
Equipment purchase	171	171	—	—	—	—	—
Foundry purchase	83	83
Software, design, technologies and licenses	137	108	15	6	5	3	—
Other obligations	512	284	117	81	28	2	—

Total	1,102	693	166	114	54	18	57